VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia: 2.7%
Incitec Pivot Ltd. 3,237,575 $ 5,178,282
Treasury Wine Estates Ltd. 1,634,959 9,997,036
15,175,318
Brazil: 3.1%
Rumo SA 2,620,500 7,420,934
Yara International ASA (NOK) 336,268 10,130,264
17,551,198
Canada: 5.8%
Nutrien Ltd. (USD) † 668,480 33,203,402
Underline
China: 4.7%
China Mengniu Dairy Co.
Ltd. (HKD) 4,718,000 11,654,820
Wilmar International Ltd.
(SGD) 6,217,051 15,409,757
27,064,577
Denmark: 1.3%
Bakkafrost P/F (NOK) 103,012 4,849,352
Schouw & Co. A/S 28,371 2,524,017
7,373,369
Germany: 7.0%
Bayer AG 1,463,329 35,043,171
K+S AG 352,576 4,812,935
39,856,106
Indonesia: 0.4%
Golden Agri-Resources Ltd.
(SGD) † 10,573,445 2,123,972
Underline
Israel: 1.0%
ICL Group Ltd. (USD) † 986,208 5,611,523
Underline
Japan: 6.2%
Kubota Corp. † 1,865,830 23,126,192
Maruha Nichiro Corp. 98,400 2,151,481
NH Foods Ltd. † 185,900 6,232,359
Nissui Corp. 578,900 3,500,603
35,010,635
Malaysia: 3.3%
IOI Corp. Bhd 5,316,055 4,376,293
Kuala Lumpur Kepong Bhd 954,270 4,451,468
PPB Group Bhd 1,186,080 3,078,371
SD Guthrie Bhd 6,086,400 6,740,162
18,646,294
Netherlands: 0.6%
OCI NV * † 298,598 3,463,891
Underline
Norway: 4.7%
Leroy Seafood Group ASA 565,723 2,643,171
Mowi ASA 922,174 17,072,050
Salmar ASA 148,693 7,139,185
26,854,406
Russia: 0.0%
PhosAgro PJSC ∞ 97,916 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
PhosAgro PJSC (USD)
(GDR) ∞ 1,892 0
0
Number
of Shares Value
Singapore: 0.7%
Charoen Pokphand
Indonesia Tbk PT (IDR) 14,431,500 $ 3,816,640
Underline
Switzerland: 1.1%
Bucher Industries AG † 14,481 6,077,445
Underline
Taiwan: 0.4%
Taiwan Fertilizer Co. Ltd. 1,725,000 2,652,131
Underline
Thailand: 1.4%
Charoen Pokphand Foods
PCL (NVDR) 11,072,736 7,790,749
Underline
United Kingdom: 2.7%
CNH Industrial NV (USD) † 1,040,552 12,777,979
Genus Plc 102,470 2,468,204
15,246,183
United States: 52.9%
AGCO Corp. † 114,003 10,553,258
Archer-Daniels-Midland Co. 660,670 31,718,767
Bunge Global SA 207,881 15,886,266
CF Industries Holdings, Inc. 282,706 22,093,474
Corteva, Inc. 670,972 42,224,268
Darling Ingredients, Inc. * 298,039 9,310,738
Deere & Co. 95,981 45,048,682
Elanco Animal Health, Inc. * 721,681 7,577,650
FMC Corp. 179,352 7,566,861
Mosaic Co. 543,183 14,671,373
Neogen Corp. * † 261,270 2,265,211
Pilgrim's Pride Corp. * 98,851 5,388,368
Toro Co. 137,499 10,003,052
Tyson Foods, Inc. 470,181 30,002,250
Zoetis, Inc. 279,829 46,073,845
300,384,063
Total Common Stocks
(Cost: $782,774,306) 567,901,902
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.0%
Money Market Fund: 4.0%
(Cost: $22,481,329)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 22,481,329 22,481,329
Total Investments: 104.0%
(Cost: $805,255,635) 590,383,231
Liabilities in excess of other assets: (4.0)% (22,968,344)
NET ASSETS: 100.0% $ 567,414,887

VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
GDR Global Depositary Receipt
HKD Hong Kong Dollar
IDR Indonesian Rupiah
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipt
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $66,464,273.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.